ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows used for capital expenditures
Additions to property, plant and equipment	$ 446.0	$ 389.3	$ 369.7
Additions to intangible assets (excluding acquisitions of spectrum licences)	119.6	146.7	75.1
Cash flows used for capital expenditures	565.6	536.0	444.8
Cash, cash equivalents and restricted cash consist of
Cash and cash equivalents	39.9	8.0	1.8
Restricted cash	34.2		39.3
Cash, cash equivalents and restricted cash	74.1	8.0	41.1	$ 172.9
Net change in non-cash balances related to operating activities (excluding the effect of business acquisitions and disposals)
Accounts receivable	(19.4)	(110.5)	(82.9)
Contract assets	2.7	(52.1)	86.4
Inventories	(1.9)	(29.3)	(93.1)
Accounts payable, accrued charges and provisions	(25.9)	144.9	50.5
Income taxes	24.3	(61.6)	(11.0)
Deferred revenue	(5.6)	(2.7)	(7.4)
Defined benefit plans	16.6	9.8	(1.8)
Other	11.7	22.2	10.3
Net change in non-cash balances related to operating activities	(2.5)	79.3	49.0
Interest and income taxes reflected as operating activities
Cash interest payments	368.7	374.4	242.0
Cash income tax payments (net of refunds)	$ 214.9	$ 274.0	$ 273.7